Employee Benefit Plans - expected benefit payments (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
2015	$ 79,310
2016	76,290
2017	76,933
2018	77,602
2019	77,276
2020-2023	403,646
Pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	65,054
2016	62,460
2017	63,601
2018	64,795
2019	64,898
2020-2023	346,869
Other postretirement benefit plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
2015	14,256
2016	13,830
2017	13,332
2018	12,807
2019	12,378
2020-2023	$ 56,777